Accounts Receivables, net - Schedule of Accounts Receivable Allowance (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Accounts Receivable Allowance Abstract
Balance	$ 189,313
Addition	(3,423)	(190,786)
Write off	0	0	0	$ 0
Effect of exchange rate difference	(1,627)	1,473	0	0
Balance	$ (194,363)	$ (189,313)